Segment information - Schedule of Operating Results per Geographic Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 20,438	€ 18,302	€ 17,320
Comparable operating profit	2,663	2,373	2,138
Items impacting comparability	(531)	(34)	(52)
Operating profit	2,132	2,339	2,086
Total finance costs, net	(187)	(120)	(114)
Non-operating items	(9)	(16)	(15)
Profit before taxes	1,936	2,203	1,957
Restructuring charges including accelerated depreciation	264	94	163
Acquisition-related costs	14
Impairment loss (reversal of impairment loss) recognised in profit or loss	189
Accelerated amortization expense		27
Proceeds from sale of sub-strata and associated mineral rights		35
Other income	0	107	96
Net income from reimbursements under insurance policies			11
Mineral rights | Change in useful life
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accelerated amortization expense	55
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,971	14,553	13,529
Comparable operating profit	2,015	1,888	1,670
Depreciation and amortisation expense	596	558	549
APS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,467	3,749	3,791
Comparable operating profit	648	485	468
Depreciation and amortisation expense	265	196	223
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,475	2,385	2,339
Royalty income		18	96
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 3,179	3,018	€ 2,682
Gain on sale of distribution centre in Great Britain		€ 54